Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2015 Portfolio - VIP Investor Freedom 2015 Portfolio	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591